Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Depreciation charge of right-of-use assets	£ (1,046)	£ (1,248)	£ (1,692)
Interest expense (included in finance cost)	(638)	(681)	(208)
Expense relating to short-term leases (included in operating expenses)	(236)	(258)	(379)
Property
Leases
Depreciation charge of right-of-use assets	(776)	(847)	(1,243)
Plant and machinery
Leases
Depreciation charge of right-of-use assets	£ (270)	£ (401)	£ (449)